Convertible Preferred Shares - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Dividends declared	$ 0
Conversion of Series A Preferred Shares
Temporary Equity [Line Items]
Temporary equity, shares authorized	106,666,667	106,666,667
Temporary equity, par or stated value per share	$ 0.0003	$ 0.0003
Temporary equity, shares issued	91,600,398	91,600,398
Temporary equity, shares outstanding	91,600,398	91,600,398	91,600,398	91,600,398
Conversion price	$ 2.30769
Conversion ratio	1.0000
Dividends declared	$ 0
Liquidation right amount available for distribution per share	$ 2.30769
Conversion of Series A Preferred Shares | Minimum
Temporary Equity [Line Items]
Aggregate gross proceeds from IPO	$ 35,000,000
Cash dividends rate	8.00%